Assets under management (Details) - CHF (SFr) SFr in Billions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	SFr 212.2	SFr 186.4
Assets with discretionary mandates	277.5	256.5
Other assets under management	1,017.5	902.0
Assets under management (including double counting)	1,507.2	1,344.9	SFr 1,376.1
of which double counting	SFr 51.0	SFr 44.2